Contingent consideration, Telix Innovations, Telix Switzerland and Telix Optimal Tracers (Details)	12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2023	Dec. 14, 2020 EUR (€)
Risk Adjusted Post Tax Discount Rate [Member]
Detailed information about contingent consideration [Line Items]
Amount of increase / (decrease) in post-tax discount rate would (decrease) / increase contingent consideration	$ 235,000
Net Sales Price Per Unit [Member]
Detailed information about contingent consideration [Line Items]
Amount of increase / (decrease) in net sales price per unit would increase / (decrease) contingent consideration	$ 1,020,000
ANMI [Member]
Detailed information about contingent consideration [Line Items]
Future variable payments	5 years
Option to buy-out remaining future variable payments	3 years
ANMI [Member] | Expected Sales Volume [Member]
Detailed information about contingent consideration [Line Items]
Amount of increase / (decrease) in sales volumes would increase / (decrease) contingent consideration	$ 1,815,000
ANMI [Member] | Net Sales Price Per Unit [Member]
Detailed information about contingent consideration [Line Items]
Amount of increase / (decrease) in net sales price per unit would increase / (decrease) contingent consideration	$ 1,815,000
TheraPharm [Member]
Detailed information about contingent consideration [Line Items]
Milestone payment on completion of phase III pivotal registration trial | €			€ 5,000,000
Milestone payment on receipt of second marketing approval | €			€ 5,000,000
Threshold sales percentage for first approval			0.05
TheraPharm [Member] | Risk Adjusted Post Tax Discount Rate [Member]
Detailed information about contingent consideration [Line Items]
Risk adjusted post tax discount rate	12.50%	13.00%
Amount of increase / (decrease) in post-tax discount rate would (decrease) / increase contingent consideration	$ 79,000
TheraPharm [Member] | Expected Sales Volume [Member]
Detailed information about contingent consideration [Line Items]
Amount of increase / (decrease) in sales volumes would increase / (decrease) contingent consideration	109,000
TheraPharm [Member] | Net Sales Price Per Unit [Member]
Detailed information about contingent consideration [Line Items]
Amount of increase / (decrease) in net sales price per unit would increase / (decrease) contingent consideration	112,000
TheraPharm [Member] | Approval for Marketing Authorization Probability Success Factor [Member]
Detailed information about contingent consideration [Line Items]
Amount of increase / (decrease) in probability of success factor would increase / (decrease) contingent consideration	$ 1,476,000